Deposit Guarantee Insurance - Additional Information (Detail) $ in Thousands	Dec. 31, 2025 ARS ($)
Notification By BCRA Threshold Limits Of Deposit Of Customers Raised [Member]
Disclosure Of Guarantees [line items]
Deposit guarantee through insurance maximum amount	$ 50,000